INCOME TAXES (Schedule of Income before Income Tax Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
INCOME TAXES [Abstract]
PRC		9,512	44,129	138,755
Non-PRC		3,189	(201)	(1,069)
Income before income tax expense	$ 2,048	12,701	43,928	137,686